UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Money Market Trust
Retirement Government
Money Market Portfolio

May 31, 2008

1.802204.104

RGM-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 55.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 14.3%
6/2/08 to 12/4/08	2.10 to 5.04% (b)	$ 702,400	$ 700,441
Federal Home Loan Bank - 31.8%
6/4/08 to 5/19/09	2.15 to 2.93 (b)	1,552,150	1,551,000
Freddie Mac - 9.3%
6/9/08 to 6/5/09	2.13 to 5.04 (b)	456,000	454,404
TOTAL FEDERAL AGENCIES			2,705,845
U.S. Treasury Obligations - 0.6%

U.S. Treasury Bills - 0.6%
7/17/08 to 11/28/08	1.10 to 1.94	28,905	28,669
Repurchase Agreements - 45.2%
	Maturity Amount (000s)
In a joint trading account at 2.35% dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) #	$ 1,956,262	1,955,879
With:
Deutsche Bank Securities, Inc. at 5.4%, dated 6/14/07 due 6/12/08 (Collateralized by U.S. Government Obligations valued at $60,153,073, 6%, 5/1/38)	59,058	56,000
UBS Warburg LLC at:
2.75%, dated:
2/22/08 due 6/23/08 (Collateralized by U.S. Government Obligations valued at $52,412,703, 6% - 6.5%, 3/1/29 - 10/1/37)	51,475	51,000
2/26/08 due 6/25/08 (Collateralized by U.S. Government Obligations valued at $50,341,434, 5.5% - 6.5%, 9/1/37 - 10/1/37)	49,449	49,000
4.83%, dated 9/10/07 due 9/4/08 (Collateralized by U.S. Government Obligations valued at $74,649,380, 6% - 7%, 1/15/29 - 1/15/36)	73,381	70,000
5.35%, dated 6/6/07 due 6/4/08 (Collateralized by U.S. Government Obligations valued at $30,379,072, 4.5% - 6%, 3/25/21 - 4/25/38)	29,515	28,000
TOTAL REPURCHASE AGREEMENTS		2,209,879
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $4,944,393)		4,944,393
NET OTHER ASSETS - (1.2)%		(56,981)
NET ASSETS - 100%		$ 4,887,412
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,955,879,000 due 6/02/08 at 2.35%
BNP Paribas Securities Corp.	$ 61,952
Bank of America, NA	371,713
Barclays Capital, Inc.	619,521
Credit Suisse Securities (USA) LLC	61,952
ING Financial Markets LLC	146,878
Merrill Lynch Government Securities, Inc.	278,784
RBC Capital Markets Corp.	43,366
UBS Securities LLC	371,713
$ 1,955,879
Income Tax Information
At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,944,393,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Money Market Trust
Retirement Money Market
Portfolio

May 31, 2008

1.802205.104

RMM-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Wells Fargo & Co.
5/1/09	3.55% (c)	$ 160,000	$ 160,074
Certificates of Deposit - 23.4%

London Branch, Eurodollar, Foreign Banks - 8.0%
Banco Santander SA
7/10/08 to 7/15/08	3.50 to 4.25	338,000	338,018
Credit Agricole SA
11/3/08	3.05	50,000	50,000
Credit Industriel et Commercial
6/20/08 to 9/3/08	2.65 to 3.05	285,000	285,000
Intesa Sanpaolo SpA
7/9/08	3.50	7,000	7,007
Landesbank Hessen-Thuringen
8/11/08 to 8/12/08	2.91 to 2.95	240,000	240,000
Royal Bank of Scotland PLC
7/9/08	3.50	16,000	16,013
Societe Generale
7/7/08	4.60	164,000	164,000
UniCredit SpA
8/19/08	3.00	166,000	166,000
			1,266,038
New York Branch, Yankee Dollar, Foreign Banks - 15.4%
Abbey National Treasury Services PLC
8/19/08	2.92 (c)	19,000	19,000
Banco Santander SA
9/8/08 to 10/22/08	2.84 to 3.06	260,000	260,000
Bank of Scotland PLC
6/4/08 to 8/6/08	2.76 to 3.02 (c)	669,000	669,000
Barclays Bank PLC
7/18/08 to 10/21/08	2.88 to 3.06	391,000	391,000
BNP Paribas SA
4/20/09	2.75	168,000	168,000
Canadian Imperial Bank of Commerce
6/23/08	2.41 (c)	75,000	75,000
Deutsche Bank AG
7/7/08	2.91 (c)	315,000	315,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Landesbank Hessen-Thuringen
7/30/08	3.10%	$ 100,000	$ 100,000
Natixis SA
7/28/08	3.10	134,000	134,000
Rabobank Nederland
4/14/09 to 4/20/09	2.63 to 2.75	245,000	245,000
San Paolo IMI SpA
4/21/09	3.15	65,000	65,000
			2,441,000
TOTAL CERTIFICATES OF DEPOSIT			3,707,038
Commercial Paper - 11.6%

Altria Group, Inc.
7/7/08	2.71	20,000	19,946
Banco Espirito Santo
7/17/08	2.98	24,000	23,909
Citigroup Funding, Inc.
6/2/08	3.23	31,000	30,997
Covidien International Finance SA
7/7/08	2.83	2,000	1,994
Dakota Notes (Citibank Credit Card Issuance Trust)
6/19/08 to 8/8/08	3.12 to 3.34	154,000	153,537
Dominion Resources, Inc.
6/12/08 to 7/1/08	2.77 to 2.93	41,199	41,135
Dow Chemical Co.
7/10/08	3.07	5,000	4,983
Duke Energy Corp.
6/13/08	2.72	18,000	17,984
Emerald Notes (BA Credit Card Trust)
6/5/08 to 7/7/08	3.12 to 3.32	105,000	104,876
FCAR Owner Trust
6/13/08	2.79	127,000	126,882
Ingersoll-Rand Global Holding Co.
6/27/08	2.86 to 2.88	43,000	42,911
Intesa Funding LLC
12/3/08	3.00	100,000	98,498
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
ITT Corp.
6/24/08 to 7/10/08	2.86 to 3.05%	$ 84,000	$ 83,839
JPMorgan Chase & Co.
8/4/08	2.92	66,000	65,663
Kitty Hawk Funding Corp.
7/2/08 to 7/25/08	2.46 to 2.59	68,000	67,839
Marathon Oil Corp.
6/3/08	2.75	34,000	33,995
National Grid USA
7/1/08	3.07	5,000	4,987
Nationwide Building Society
7/8/08 to 11/7/08	2.71 to 4.60	108,000	106,881
Nissan Motor Acceptance Corp.
6/10/08 to 6/24/08	2.77 to 2.83	54,345	54,276
Pacific Gas & Electric Co.
6/5/08	2.83	18,000	17,994
Palisades Notes (Citibank Omni Master Trust)
6/16/08 to 7/14/08	2.81 to 2.91	90,000	89,811
Rockies Express Pipeline LLC
6/2/08 to 7/11/08	3.04 to 3.21	39,000	38,925
Sheffield Receivables Corp.
6/12/08 to 7/8/08	2.52 to 2.58	34,000	33,957
Societe Generale North America, Inc.
8/5/08	2.97	150,000	149,201
Spectra Energy Capital, LLC
6/2/08	2.85	4,364	4,364
Textron Financial Corp.
6/24/08 to 7/9/08	2.82 to 2.84	57,000	56,848
Thames Asset Global Securities No. 1, Inc.
6/25/08 to 7/14/08	2.77 to 2.80	42,771	42,638
Transocean, Inc.
6/5/08 to 7/14/08	2.64 to 3.02	62,925	62,801
UniCredito Italiano Bank (Ireland) PLC
7/15/08 to 7/25/08	2.90 to 3.10	227,000	226,128
Virginia Electric & Power Co.
6/16/08 to 7/1/08	2.82 to 2.93	14,693	14,667
Wisconsin Energy Corp.
6/13/08 to 7/7/08	2.86 to 2.91	21,432	21,387
TOTAL COMMERCIAL PAPER			1,843,853
Federal Agencies - 1.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Freddie Mac - 1.5%
6/19/08 to 6/21/08	2.43 to 2.47% (c)	$ 237,000	$ 236,991
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
6/16/08	2.52 (c)	15,000	15,000
Master Notes - 3.3%

Asset Funding Co. III LLC
6/5/08 to 7/14/08	2.76 to 2.91 (c)(e)	297,000	297,000
Goldman Sachs Group, Inc.
6/16/08 to 7/15/08	3.19 to 3.23 (e)	160,000	160,000
Lehman Brothers Holdings, Inc.
6/2/08 to 6/11/08	2.53 to 2.70 (c)(e)	63,000	63,000
TOTAL MASTER NOTES			520,000
Medium-Term Notes - 41.6%

AIG Matched Funding Corp.
6/2/08 to 6/16/08	2.82 to 2.88 (b)(c)	86,000	86,000
Allstate Life Global Funding Trusts
6/20/08	3.33 (c)	72,000	72,000
ASIF Global Financing XXX
6/23/08	2.43 (b)(c)	80,000	80,000
AT&T, Inc.
12/5/08	3.14 (b)(c)	152,000	152,000
Australia & New Zealand Banking Group Ltd.
6/2/08	3.35 (b)(c)	315,000	315,000
Banco Santander Totta SA
6/16/08	2.52 (b)(c)	50,000	50,000
Banesto SA
7/18/08	2.73 (b)(c)	87,000	87,000
Bank of America NA
7/3/08 to 8/11/08	2.72 to 3.21 (c)	263,000	262,998
Bank of Montreal
6/30/08	3.33 (b)(c)	50,000	50,000
Banque Federative du Credit Mutuel
6/13/08	2.56 (b)(c)	96,000	96,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Bayerische Landesbank Girozentrale
7/15/08 to 8/19/08	2.75 to 2.76% (c)	$ 260,000	$ 260,000
BMW U.S. Capital LLC
6/16/08	2.55 (c)	24,000	24,000
BNP Paribas SA
6/3/08 to 8/7/08	2.66 to 2.76 (c)	26,000	25,993
BNP Paribas US Medium-Term Note Program LLC
6/16/08 to 8/13/08	2.79 to 2.90 (c)	128,000	127,998
BP Capital Markets PLC
6/11/08	3.04 (c)	65,000	65,000
Caja de Ahorros y Pensiones de Barcelona
7/23/08	2.92 (b)(c)	145,000	145,000
Caja Madrid SA
7/21/08	2.97 (b)(c)	49,000	49,000
Calyon
6/30/08	2.34 (c)	116,000	115,997
Citigroup Funding, Inc.
8/14/08	2.68 (c)	148,000	148,000
Commonwealth Bank of Australia
6/24/08 to 7/3/08	2.41 to 2.88 (b)(c)	192,000	192,000
Compagnie Financiere du Credit Mutuel
6/9/08	3.20 (b)(c)	54,000	54,000
Credit Agricole SA
6/23/08	2.83 (b)(c)	325,000	325,000
Deutsche Bank AG
6/3/08	3.17 (c)	110,000	110,000
Dorada Finance, Inc.
7/9/08	2.65 (b)(c)	21,000	20,999
General Electric Capital Corp.
6/9/08	2.08 (c)	191,000	191,000
Goldman Sachs Group, Inc.
7/25/08	2.92 (b)(c)	153,000	153,000
HBOS Treasury Services PLC
6/24/08	2.67 (b)(c)	111,000	111,000
HSBC Finance Corp.
6/6/08 to 6/24/08	2.45 to 2.74 (c)	212,000	212,000
HSH Nordbank AG
6/23/08	2.46 (b)(c)	148,000	148,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
ING USA Annuity & Life Insurance Co.
7/24/08	3.18% (c)(e)	$ 33,000	$ 33,000
Intesa Bank Ireland PLC
6/25/08	2.40 (b)(c)	110,000	110,000
Links Finance LLC
7/14/08 to 7/21/08	2.68 to 2.79 (b)(c)	62,000	61,999
Merrill Lynch & Co., Inc.
6/4/08 to 6/16/08	2.65 to 2.80 (c)	106,000	106,005
MetLife Insurance Co. of Connecticut
6/30/08 to 8/18/08	2.80 to 2.97 (c)(e)	55,000	55,000
Metropolitan Life Global Funding I
6/6/08	2.77 (b)(c)	55,652	55,652
Monumental Global Funding 2007
8/29/08	2.79 (b)(c)	37,000	37,000
Morgan Stanley
6/2/08 to 6/27/08	2.21 to 2.80 (c)	191,000	191,001
National Australia Bank Ltd.
6/6/08	3.22 (b)(c)	85,000	85,000
National Rural Utils. Coop. Finance Corp.
6/4/08	2.73 (c)	7,000	7,000
New York Life Insurance Co.
5/31/08 to 6/30/08	2.85 to 2.86 (c)(e)	175,000	175,000
Pacific Life Global Funding
6/4/08 to 6/13/08	2.62 to 2.79 (b)(c)	25,000	25,000
PNC Bank NA, Pittsburgh
8/4/08	3.02 (c)	32,000	32,000
RACERS
6/23/08	2.58 (b)(c)	135,000	135,000
Royal Bank of Canada
6/10/08 to 6/30/08	2.33 to 2.65 (c)	43,000	42,997
6/16/08 to 8/15/08	2.91 to 3.23 (b)(c)	170,000	170,000
Royal Bank of Scotland PLC
6/23/08	2.48 (b)(c)	230,000	230,000
Security Life of Denver Insurance Co.
8/28/08	2.91 (c)(e)	23,000	23,000
Sigma Finance, Inc.
8/1/08	5.40 (b)	64,000	64,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Skandinaviska Enskilda Banken AB
6/9/08 to 6/23/08	2.59 to 2.98% (b)(c)	$ 189,000	$ 188,995
Southern Co.
6/20/08	2.56 (c)	13,000	13,000
Svenska Handelsbanken AB
7/7/08	2.94 (b)(c)	121,000	121,000
Transamerica Occidental Life Insurance Co.
7/1/08 to 8/1/08	2.95 to 3.15 (c)(e)	70,000	70,000
UniCredito Italiano Bank (Ireland) PLC
6/16/08 to 7/11/08	2.53 to 2.71 (b)(c)	221,000	220,981
Verizon Communications, Inc.
6/16/08	2.88 (c)	105,000	105,000
Wachovia Bank NA
7/25/08	2.99 (c)	108,000	108,000
Wells Fargo & Co.
6/16/08	2.59 (b)(c)	147,500	147,500
WestLB AG
6/10/08	2.66 (b)(c)	67,000	67,000
Westpac Banking Corp.
6/11/08	3.00 (c)	30,000	30,000
6/4/08	3.28 (b)(c)	147,000	146,983
TOTAL MEDIUM-TERM NOTES			6,586,098
Short-Term Notes - 0.9%

Hartford Life Insurance Co.
6/3/08	3.23 (c)(e)	41,000	41,000
Jackson National Life Insurance Co.
7/2/08	2.77 (c)(e)	36,000	36,000
Metropolitan Life Insurance Co.
7/2/08 to 8/1/08	2.98 to 3.16 (c)(e)	65,000	65,000
TOTAL SHORT-TERM NOTES			142,000
Asset-Backed Securities - 0.4%

Master Funding Trust I
6/25/08	2.37 to 2.64 (b)(c)	64,259	64,259
Municipal Securities - 0.6%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Denver City & County School District # 1:
Series 2008 A, VRDN
6/6/08	2.58 (c)	14,200	14,200
Series 2008 B1, VRDN
6/6/08	2.58 (c)	9,500	9,500
LoanStar Assets Partners LP Student Ln. Rev. Series A, VRDN
6/6/08	2.36 (c)	75,000	75,000
TOTAL MUNICIPAL SECURITIES			98,700
Repurchase Agreements - 16.3%
	Maturity Amount (000s)
In a joint trading account at 2.35% dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) #	$ 436	436
With:
Banc of America Securities LLC At 2.63%, dated 5/30/08 due 6/2/08 (Collateralized by Equity Securities valued at $182,739,974)	174,038	174,000
Credit Suisse First Boston, Inc. At 2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Equity Securities valued at $362,268,718)	345,074	345,000
Deutsche Bank Securities, Inc. At 2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $384,382,471, 0% - 11.75%, 6/15/08 - 8/15/37)	366,079	366,000
Goldman Sachs & Co. at:
2.91%, dated 4/15/08 due 7/24/08 (Collateralized by Commercial Paper Obligations valued at $57,341,626, 7/14/08 - 8/28/08)	56,453	56,000
3%, dated 5/5/08 due 8/12/08 (Collateralized by U.S. Government Obligations valued at $46,458,150, 5% - 6%, 4/15/29 - 5/15/33)	45,371	45,000
3.06%, dated 2/14/08 due 8/13/08 (Collateralized by U.S. Government Obligations valued at $27,028,118, 5% - 6%, 8/15/24 - 2/15/30)	26,400	26,000
3.12%, dated 4/23/08 due 7/28/08 (Collateralized by Commercial Paper Obligations valued at $63,459,232, 7/7/08 - 8/28/08)	62,516	62,000
Lehman Brothers, Inc. at:
2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $136,222,473, 0% - 4.9%, 8/15/08 - 8/15/33)	133,029	133,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
2.6%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $385,352,407, 1.33% - 12.35%, 10/1/08 - 12/31/38)	$ 367,079	$ 367,000
2.79%, dated 5/8/08 due 6/10/08 (Collateralized by U.S. Government Obligations valued at $31,677,584, 5.5%, 5/1/36)	31,079	31,000
3.11%, dated 4/29/08 due 6/4/08 (Collateralized by U.S. Government Obligations valued at $63,412,951, 5.5%, 5/1/36)	62,193	62,000
UBS Warburg LLC at:
2.59%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $377,212,740, 1.5% - 8.55%, 7/22/08 - 11/15/37)	369,079	369,000
3.1%, dated 4/30/08 due 6/30/08 (Collateralized by U.S. Government Obligations valued at $98,105,124, 8/1/35 - 10/15/36)	95,499	95,000
Wachovia Securities, Inc. at:
2.64%, dated 5/27/08 due 6/27/08 (Collateralized by Corporate Obligations valued at $48,981,563, 0% - 6.88%, 6/2/08 - 4/25/18)	48,109	48,000
2.7%, dated 5/19/08 due 6/19/08 (Collateralized by Mortgage Loan Obligations valued at $50,443,313, 2.87% - 5.74%, 8/22/16 - 12/15/43)	48,112	48,000
2.76%, dated 8/24/07 due 8/22/08 (Collateralized by Mortgage Loan Obligations valued at $269,225,108, 2.87% - 7.26%, 6/15/11 - 4/26/50) (c)(d)	266,228	259,000
3.06%, dated 3/10/08 due 6/10/08 (Collateralized by Mortgage Loan Obligations valued at $105,301,900, 2.86% - 7.65%, 5/15/14 - 3/4/45)	100,782	100,000
TOTAL REPURCHASE AGREEMENTS		2,586,436
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $15,960,449)		15,960,449
NET OTHER ASSETS - (0.7)%		(103,473)
NET ASSETS - 100%		$ 15,856,976
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,044,368,000 or 25.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,018,000,000 or 6.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 2.76%, 6/5/08	11/7/06	$ 95,000
2.77%, 6/5/08	8/29/06	$ 92,000
2.91%, 7/14/08	10/10/07	$ 110,000
Goldman Sachs Group, Inc.: 3.19%, 7/15/08	2/14/08	$ 96,000
3.23%, 6/16/08	2/14/08	$ 64,000
Security	Acquisition Date	Cost (000s)
Hartford Life Insurance Co. 3.23%, 6/3/08	12/16/03	$ 41,000
ING USA Annuity & Life Insurance Co. 3.18%, 7/24/08	6/23/05	$ 33,000
Jackson National Life Insurance Co. 2.77%, 7/2/08	3/31/03	$ 36,000
Lehman Brothers Holdings, Inc.: 2.53%, 6/2/08	12/11/06	$ 18,000
2.7%, 6/11/08	1/10/07	$ 45,000
MetLife Insurance Company of Connecticut: 2.8%, 8/18/08	8/17/07	$ 10,000
2.95%, 6/30/08	3/25/08	$ 35,000
2.97%, 8/15/08	5/14/08	$ 10,000
Metropolitan Life Insurance Co.: 2.98%, 7/2/08	3/26/02	$ 45,000
3.16%, 8/1/08	2/24/03	$ 20,000
New York Life Insurance Co.: 2.85%, 5/31/08	5/12/08	$ 50,000
2.86%, 6/30/08	3/28/08	$ 125,000
Security Life of Denver Insurance Co. 2.91%, 8/28/08	8/26/05	$ 23,000
Transamerica Occidental Life Insurance Co.: 2.95%, 7/1/08	3/27/08	$ 10,000
3.15%, 8/1/08	4/29/08	$ 60,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$436,000 due 6/02/08 at 2.35%
BNP Paribas Securities Corp.	$ 14
Bank of America, NA	83
Barclays Capital, Inc.	137
Credit Suisse Securities (USA) LLC	14
ING Financial Markets LLC	33
Merrill Lynch Government Securities, Inc.	62
RBC Capital Markets Corp.	10
UBS Securities LLC	83
$ 436
Income Tax Information
At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $15,960,449,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 30, 2008